Deposits (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deposits
Noninterest-bearing demand	$ 1,748,391	$ 1,773,749	$ 1,349,584
Interest-bearing:
NOW accounts	1,226,645	1,083,596	809,605
Money market	932,417	878,578	627,849
Brokered - money market	279,733	276,760	263,193
Demand	48,703	47,636	75,308
Savings	298,082	357,325	180,367
Time	1,968,938	2,110,947	1,175,432
Brokered - time	160,267	194,327	219,123
Total deposits	$ 6,663,176	$ 6,722,918	$ 4,700,461